UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02671

Deutsche Municipal Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2015 (Unaudited)

Deutsche Short-Term Municipal Bond Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 99.8%
Alaska 0.2%
Alaska, State Housing Finance Corp., Mortgage Revenue, Series A, 4.0%, 6/1/2040	950,000	994,916
Arizona 3.0%
Arizona, Health Facilities Authority Revenue, Banner Health:
Series A, 5.0%, 1/1/2019	2,000,000	2,119,840
Series D, 5.5%, 1/1/2019	5,000,000	5,530,800
Arizona, State School Facilities Board, Certificates of Participation, Series A-2, 4.0%, 9/1/2015	2,750,000	2,758,992
Maricopa County, AZ, Certificates of Participation, 5.0%, 7/1/2018	680,000	756,534
Pima County, AZ, Regional Transportation Excise Tax Revenue, Regional Transportation Fund, 4.0%, 6/1/2016	1,290,000	1,330,532
		12,496,698
California 10.5%
California, Health Facilities Financing Authority Revenue, Catholic Healthcare, Series C, 0.15% **, 7/1/2020, INS: NATL, LOC: JPMorgan Chase Bank NA	5,490,000	5,490,000
California, State Department of Water Resources Power Supply Revenue, Series G-4, 5.0%, 5/1/2016	2,500,000	2,591,750
California, State Department of Water Resources, Center Valley Project, Water Systems, Series AT, 0.32% *, Mandatory Put 12/1/2017 @ 100, 12/1/2035	5,715,000	5,672,595
California, State General Obligation:
5.0%, 4/1/2021	6,000,000	7,115,280
5.25%, 4/1/2022	1,615,000	1,849,546
California, State Pollution Control Financing Authority, Solid Waste Disposal Revenue, Republic Services, Inc., Series A, AMT, 0.5% *, Mandatory Put 11/2/2015 @ 100, 8/1/2023	3,400,000	3,400,000
California, State Public Works Board Lease Revenue, Various Capital Project, Series I, 5.0%, 11/1/2021	1,000,000	1,192,550
California, State Public Works Board, Lease Revenue, Judicial Council Projects, Series D, 5.0%, 12/1/2020	1,000,000	1,181,960
Port of Oakland, CA, Series O, AMT, 5.0%, 5/1/2020	3,000,000	3,456,360
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Governmental Purpose:
Series C, 5.0%, 5/1/2019	2,300,000	2,638,077
Series C, 5.0%, 5/1/2020	2,000,000	2,339,120
University of California, State Revenues, Series R-12236, 0.02% **, 10/1/2015, INS: AGMC, FGIC, LIQ: Citibank NA	6,850,000	6,850,000
		43,777,238
Colorado 0.1%
Denver City & County, CO, Airport Systems Revenue, Series A, AMT, 4.0%, 11/15/2015	250,000	252,758
Delaware 0.0%
Delaware, State Housing Authority Revenue, Single Family Mortgage, Series D, AMT, 5.875%, 1/1/2038	35,000	35,205
District of Columbia 1.2%
Metropolitan Washington, DC, Airport Authority System Revenue:
Series C-2, 0.04% **, 10/1/2039, LOC: Barclays Bank PLC	3,000,000	3,000,000
Series A, AMT, 5.0%, 10/1/2016	2,000,000	2,103,940
		5,103,940
Florida 6.4%
Broward County, FL, Airport Systems Revenue:
Series P-1, AMT, 5.0%, 10/1/2020	2,000,000	2,305,000
Series P-1, AMT, 5.0%, 10/1/2021	2,640,000	3,059,892
Florida, Citizens Property Insurance Corp.:
Series A-1, 5.0%, 6/1/2020	2,725,000	3,136,965
Series A-1, 5.0%, 6/1/2021	1,910,000	2,208,820
Florida, Housing Finance Corp. Revenue, Homeowner Mortgage Special Program, Series A, 5.0%, 7/1/2028	590,000	627,052
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville, 5.0%, 10/1/2021	1,165,000	1,371,403
Lee County, FL, Airport Revenue, Series A, AMT, 5.5%, 10/1/2023	1,250,000	1,465,275
Miami-Dade County, FL, Aviation Revenue, AMT, 5.0%, 10/1/2022	1,000,000	1,157,390
Palm Beach County, FL, Community Foundation, Palm Beach Project Revenue, 0.04% **, 3/1/2034, LOC: Northern Trust Co.	3,000,000	3,000,000
South Miami, FL, Health Facilities Authority, Hospital Revenue, Baptist Health South Florida Group, 5.0%, 8/15/2021	2,500,000	2,710,075
Tampa, FL, Solid Waste Systems Revenue, AMT, 5.0%, 10/1/2019, INS: AGMC	5,000,000	5,685,700
		26,727,572
Georgia 4.0%
Atlanta, GA, Airport Revenue, Series B, AMT, 5.0%, 1/1/2022	1,000,000	1,141,680
Atlanta, GA, Metropolitan Rapid Transit Authority, Sales Tax Revenue, Second Indenture, Series B, 0.3% *, Mandatory Put 7/1/2017 @ 100, 7/1/2025	1,715,000	1,709,272
Atlanta, GA, Water & Wastewater Revenue, Series B, 5.0%, 11/1/2021	2,085,000	2,466,576
DeKalb County, GA, Water & Sewer Revenue, Series A, 5.0%, 10/1/2020	500,000	582,680
Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Healthcare:
Series A, 5.0%, 2/15/2018	2,000,000	2,164,480
Series A, 5.0%, 2/15/2019	1,500,000	1,659,495
Georgia, Municipal Electric Authority, Project One, Series A, 5.0%, 1/1/2021	1,580,000	1,838,030
Georgia, State General Obligation, Series B, 5.0%, 7/1/2017	5,000,000	5,007,350
		16,569,563
Illinois 4.7%
Chicago, IL, Board of Education, Series A, 5.25%, 12/1/2018, INS: NATL	1,830,000	1,837,851
Chicago, IL, O'Hare International Airport Revenue, Series D, AMT, 5.25%, 1/1/2019	1,000,000	1,115,570
Cook County, IL, General Obligation, Series A, 5.0%, 11/15/2015	4,000,000	4,051,880
Illinois, Railsplitter Tobacco Settlement Authority Revenue, 5.25%, 6/1/2020	2,000,000	2,298,580
Illinois, State Finance Authority Revenue, University of Chicago:
Series B, ETM, Prerefunded, 5.0%, 7/1/2017	345,000	373,297
Series B, 5.0%, 7/1/2017	4,655,000	5,035,406
Lake County, IL, Forest Preserve District, Series A, 0.672% *, 12/15/2020	5,000,000	4,946,350
		19,658,934
Indiana 0.9%
Indiana, State Municipal Power Agency, Series A, 0.02% **, 1/1/2018, LOC: Citibank NA	3,890,000	3,890,000
Iowa 0.2%
Iowa, State Finance Authority Revenue, State Revolving Fund, 3.0%, 8/1/2015	1,000,000	1,000,000
Maine 0.5%
Maine, State Housing Authority Mortgage Revenue, Series A-1, AMT, 4.5%, 11/15/2028	1,910,000	2,018,660
Maryland 3.9%
Frederick County, MD, Public Facilities, Prerefunded 12/1/2015 @ 100, 5.0%, 12/1/2016	275,000	279,469
Maryland, State Department of Transportation & Conservation, 5.0%, 2/15/2018	5,000,000	5,523,100
Maryland, State General Obligation, Series B, 4.0%, 8/1/2023	3,000,000	3,414,420
Montgomery County, MD, Bond Anticipation Notes, Series B, 0.01% **, 6/1/2026, SPA: Wells Fargo Bank NA	6,860,000	6,860,000
		16,076,989
Massachusetts 2.6%
Massachusetts, State Consolidated Loan, Series D-2, 0.32% *, Mandatory Put 8/1/2017 @ 100, 8/1/2043	5,000,000	4,970,550
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series M-3, 0.57% *, Mandatory Put 1/30/2018 @ 100, 7/1/2038	4,945,000	4,932,440
Massachusetts, State Water Resources Authority Revenue, Series A-2, 0.02% **, 8/1/2037, SPA: TD Bank NA	815,000	815,000
		10,717,990
Michigan 2.3%
Michigan, State Building Authority Revenue, Facilities Program, Series I-A, 5.0%, 10/15/2015	1,500,000	1,515,195
Michigan, State Finance Authority Revenue, Unemployment Obligation Assessment, Series B, 5.0%, 7/1/2021	4,175,000	4,652,745
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group, Series B, 5.0%, 11/15/2020	3,000,000	3,455,100
		9,623,040
Minnesota 0.2%
Hennepin County, MN, General Obligation, Series B, 5.0%, 12/1/2015	295,000	299,803
Minnesota, State General Obligation, 5.0%, 8/1/2015	400,000	400,000
		699,803
Mississippi 1.0%
Mississippi, Development Bank Special Obligation, Department of Corrections, Series D, 5.0%, 8/1/2021	3,695,000	4,237,204
Missouri 0.5%
Kansas City, MO, Airport Revenue, Series A, AMT, 5.0%, 9/1/2015	1,005,000	1,009,121
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Homeownership Loan Program, Series D, 4.8%, 3/1/2040	565,000	595,476
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Special Homeownership Loan Program Market Bonds, Series E-1, 5.0%, 11/1/2027	305,000	324,456
		1,929,053
Nebraska 0.8%
Nebraska, State Investment Finance Authority, Single Family Housing Revenue:
Series A, 2.5%, 9/1/2034	970,000	991,156
Series E, 3.0%, 3/1/2043	430,000	441,163
Series C, 4.5%, 9/1/2043	1,785,000	1,853,133
		3,285,452
Nevada 1.6%
Las Vegas Valley, NV, Water District, Series C, 5.0%, 9/15/2023	3,590,000	4,323,545
Nevada, State Unemployment Compensation Fund, Special Revenue, 4.0%, 12/1/2015	2,285,000	2,314,636
		6,638,181
New Jersey 0.9%
New Jersey, State Turnpike Authority Revenue, Series B-2, 0.547% *, Mandatory Put 1/1/2017 @ 100, 1/1/2024	3,750,000	3,748,800
New Mexico 0.1%
New Mexico, Mortgage Finance Authority, Single Family Mortgage, "I", Series D, 5.35%, 9/1/2040	475,000	504,659
New York 19.2%
New York, Metropolitan Transportation Authority Revenue:
Series D-2B, 0.729% *, Mandatory Put 5/15/2018 @ 100, 11/1/2032, INS: AGMC	2,800,000	2,798,852
Series D, 4.0%, 11/15/2015	200,000	202,272
New York, Metropolitan Transportation Authority, Dedicated Tax Fund:
Series B-1, 0.02% **, 11/1/2022, LOC: State Street Bank & Trust Co.	1,900,000	1,900,000
Series A-1, 0.02% **, 11/1/2031, LOC: Royal Bank of Canada	8,455,000	8,455,000
Series A-2B, 0.6% *, Mandatory Put 11/1/2019 @ 100, 11/1/2031	4,000,000	3,968,440
New York, State Local Government Assistance Corp.:
Series 8V, 0.01% **, 4/1/2019, SPA: JPMorgan Chase Bank NA	4,500,000	4,500,000
Series 4V, 0.02% **, 4/1/2022, SPA: Bank of America NA	10,700,000	10,700,000
New York, State Thruway Authority, Series J, 5.0%, 1/1/2024	7,000,000	8,382,360
New York, State Urban Development Corp. Revenue:
Series A3A, 0.03% **, 3/15/2033, SPA: JPMorgan Chase Bank NA	1,730,000	1,730,000
Series A3C, 0.03% **, 3/15/2033, SPA: JPMorgan Chase Bank NA	3,090,000	3,090,000
New York, State Urban Development Corp. Revenue, Service Contract, Series A-5, 0.01% **, 1/1/2030, LOC: TD Bank NA	1,800,000	1,800,000
New York, State Urban Development Corp. Revenue, State Personal Income Tax, Series A1, 4.0%, 12/15/2015	690,000	700,150
New York, Tobacco Settlement Financing Corp. Revenue, Asset Backed, Series B, 5.0%, 6/1/2020	1,250,000	1,299,812
New York, Triborough Bridge & Tunnel Authority Revenues, Series ABCD-4, 0.37% *, 1/1/2018, INS: AGMC	1,835,000	1,817,531
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series B-2, 0.01% **, 6/15/2024, SPA: Royal Bank of Canada	2,260,000	2,260,000
Series B-3, 0.01% **, 6/15/2045, SPA: State Street Bank & Trust Co.	4,000,000	4,000,000
Series B-4, 0.01% **, 6/15/2045, SPA: Northern Trust Co.	3,700,000	3,700,000
Series AA-2, 0.01% **, 6/15/2050, SPA: JPMorgan Chase Bank NA	1,550,000	1,550,000
New York City, NY, Transitional Finance Authority Revenue, Series 3, 0.01% **, 11/1/2022, SPA: Royal Bank of Canada	1,725,000	1,725,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series E, 5.0%, 11/1/2015	135,000	136,665
New York City, NY, Transitional Finance Authority Revenue, New York City Recovery, Series 1, 0.01% **, 11/1/2022, SPA: JPMorgan Chase Bank NA	1,650,000	1,650,000
New York, NY, General Obligation:
Series L-4, 0.01% **, 4/1/2038, LOC: U.S. Bank NA	1,500,000	1,500,000
Series G-3, 0.01% **, 4/1/2042, LOC: Citibank NA	2,000,000	2,000,000
Series J-8, 0.4% *, 8/1/2021	1,310,000	1,310,236
Series I, 5.0%, 8/1/2015	590,000	590,000
Series J, 5.0%, 8/1/2015	2,500,000	2,500,000
Port Authority of New York & New Jersey:
Series 178, AMT, 4.0%, 12/1/2015	3,500,000	3,544,415
Series 188, AMT, 5.0%, 5/1/2023	1,535,000	1,792,066
		79,602,799
North Carolina 1.5%
North Carolina, Eastern Municipal Power Agency, Power Systems Revenue, Series B, ETM, 5.0%, 1/1/2017	1,500,000	1,594,170
Raleigh, NC, Combined Enterprise Systems Revenue:
Series B, 5.0%, 12/1/2023	2,500,000	2,979,525
Series B, 5.0%, 12/1/2024	1,295,000	1,559,478
		6,133,173
Ohio 3.2%
Ohio, State Common Schools, Series C, 4.0%, 9/15/2017	3,835,000	4,102,453
Ohio, State Higher Education, Series A, 5.0%, 8/1/2021	5,000,000	5,949,750
Ohio, State Higher Educational Facility Commission Revenue, Cleveland Clinic Health, Series A, 5.25%, 1/1/2019	2,500,000	2,757,475
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series E, 5.0%, 9/1/2039	335,000	350,135
		13,159,813
Oregon 0.6%
Oregon, State Housing & Community Services Department, Mortgage Revenue, Single Family Mortgage Program, Series B, AMT, 5.0%, 7/1/2030	2,265,000	2,427,650
Pennsylvania 2.6%
Delaware County, PA, General Obligation, 5.0%, 10/1/2016	1,000,000	1,008,120
Pennsylvania, State Economic Development Financing Authority, Solid Waste Disposal, Republic Services, Inc., Series A, AMT, 0.53% *, Mandatory Put 10/1/2015 @ 100, 4/1/2019	2,000,000	2,000,000
Pennsylvania, State Economic Development Financing Authority, Solid Waste Disposal, Waste Management, Inc., AMT, 0.42% *, Mandatory Put 11/2/2015 @ 100, 8/1/2045	2,000,000	1,999,980
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue, Series B, 5.0%, 7/1/2021	785,000	858,594
Pennsylvania, State Turnpike Commission Revenue:
Series B-1, 0.9% *, 12/1/2020	2,000,000	1,995,440
Series B, 1.17% *, 12/1/2019	1,500,000	1,520,580
Series A-1, 5.0%, 12/1/2024	1,000,000	1,200,240
		10,582,954
South Carolina 0.6%
South Carolina, Jobs-Economic Development Authority, Hospital Improvement Revenue, Palmetto Health Alliance, 5.0%, 8/1/2015	500,000	500,000
South Carolina, SCAGO Educational Facilities Corp., Pickens School District, 5.0%, 12/1/2015	2,070,000	2,103,265
		2,603,265
South Dakota 0.3%
South Dakota, Housing Development Authority, Homeownership Mortgage, Series A, AMT, 4.5%, 5/1/2031	1,245,000	1,323,759
Tennessee 0.9%
Tennessee, Housing Development Agency, Homeownership Program, Series 2006-3, AMT, 5.75%, 7/1/2037	165,000	169,637
Tennessee, Housing Development Agency, Residential Financing Program Revenue, Series 1C, 3.0%, 7/1/2038	1,880,000	1,954,504
Tennessee, State Housing Development Agency, Homeownership Program:
Series 2C, 4.0%, 7/1/2038	655,000	699,389
Series 1A, AMT, 4.5%, 1/1/2038	670,000	715,138
		3,538,668
Texas 21.1%
Allen, TX, Independent School District, 5.0%, 2/15/2024	1,000,000	1,161,250
Alvin, TX, Independent School District, School House, Series B, 2.0%, Mandatory Put 8/15/2016 @ 100, 2/15/2039	4,050,000	4,051,863
Clear Creek, TX, Independent School District, Series B, 2.0%, Mandatory Put 8/15/2018 @ 100, 2/15/2038	5,000,000	5,003,000
Dallas, TX, Waterworks & Sewer Systems Revenue:
5.0%, 10/1/2020	3,000,000	3,528,630
5.0%, 10/1/2021	2,000,000	2,333,960
Fort Bend, TX, Independent School District Building, Series A, 0.66%, Mandatory Put 8/1/2016 @ 100, 8/1/2040	1,500,000	1,501,185
Fort Worth, TX, General Obligation, 5.0%, 3/1/2016	4,260,000	4,379,834
Goose Creek, TX, Consolidated Independent School District, School Building, Series B, 2.0%, Mandatory Put 8/15/2018 @ 100, 2/15/2040	5,000,000	5,003,000
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Herman Hospital Health System, Series B, 0.6% *, Mandatory Put 12/1/2019 @ 100, 12/1/2042	4,000,000	3,951,880
Houston, TX, Airport Systems Revenue, Series A, 5.0%, 7/1/2016	625,000	650,981
Houston, TX, Independent School District, Series A-1, 3.0%, Mandatory Put 6/1/2016 @ 100, 6/1/2039	9,000,000	9,192,510
Lubbock, TX, Independent School District, 5.0%, 2/15/2016	355,000	364,326
North East, TX, Independent School District Building, Series B, 2.0%, 8/1/2043	1,345,000	1,345,000
North Texas, Tollway Authority Revenue, 5.0%, 1/1/2020	3,000,000	3,458,160
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Health Care System Project, Series E, 0.02% **, 11/15/2050, LOC: Wells Fargo Bank NA	4,920,000	4,920,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, Prerefunded 8/15/2020 @ 100, 5.25%, 8/15/2021	2,435,000	2,872,886
Texas, Aldine Independent School District, School Building, 5.0%, 2/15/2016	2,115,000	2,170,561
Texas, Dallas-Fort Worth International Airport Revenue:
Series E, AMT, 4.0%, 11/1/2015	1,200,000	1,211,604
Series A, 5.0%, 11/1/2016	4,000,000	4,224,280
Series D, 5.0%, 11/1/2022	1,485,000	1,710,572
Series D, 5.0%, 11/1/2023	2,890,000	3,319,656
Texas, Lower Colorado River Authority Revenue:
Series A, ETM, Prerefunded, 5.0%, 5/15/2016	40,000	41,489
Series A, 5.0%, 5/15/2016	3,460,000	3,586,498
Texas, Municipal Gas Acquisition & Supply Corp. II, Gas Supply Revenue, 0.892% *, 9/15/2017, GTY: JPMorgan Chase & Co.	2,830,000	2,834,047
Texas, State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, 5.0%, 12/15/2021	3,000,000	3,462,090
Texas, State Public Finance Authority Revenue, Assessment Unemployment Compensation, Series B, 4.0%, 7/1/2018	1,430,000	1,452,136
Texas, State Tech University Revenues, Series A, 4.25%, 8/15/2021	1,500,000	1,715,115
Texas, State Transportation Commission Mobility Fund, Series B, 0.4% *, Mandatory Put 10/1/2018 @ 100, 10/1/2041	2,500,000	2,493,875
West Harris County, TX, Regional Water Authority, Water Systems Revenue:
5.0%, 12/15/2015	1,605,000	1,633,681
5.0%, 12/15/2017	1,270,000	1,391,310
Williamson County, TX, Limited Tax-Park, 3.0%*, Mandatory Put 8/15/2018 @ 100, 8/15/2034	2,825,000	2,827,797
		87,793,176
Utah 0.1%
Utah, Single Family Housing Revenue, Series D-2, AMT, 5.0%, 7/1/2018	200,000	200,466
Utah, Single Family Housing Revenue, Mortgage Revenue, Series G, AMT, 4.875%, 1/1/2019	360,000	360,875
		561,341
Virginia 1.1%
Virginia, State College Building Authority, Educational Facilities Revenue, University of Richmond Project, 0.01% **, 11/1/2036, SPA: Wells Fargo Bank NA	1,560,000	1,560,000
Virginia, State Commonwealth Transportation Board, Grant Anticipation Revenue Notes, 5.0%, 9/15/2021	1,500,000	1,785,270
Virginia, State Resource Authority Infrastructure Revenue, Pooled Financing Program:
Series B, ETM, Prerefunded, 5.0%, 11/1/2016	290,000	306,411
Series B, 5.0%, 11/1/2016	1,010,000	1,068,338
		4,720,019
Washington 2.7%
Washington, State General Obligation, Series 2599, 0.03%**,1/1/2016	9,005,000	9,005,000
Washington, State Motor Vehicle Fuel Tax, Series B, 5.0%, 7/1/2022	1,500,000	1,792,545
Washington, State Public Power Supply System, Series B, 7.125%, 7/1/2016	450,000	478,048
		11,275,593
Wisconsin 0.3%
Wisconsin, State Clean Water Revenue, Series 2, 5.0%, 6/1/2019	1,000,000	1,145,780

Total Municipal Bonds and Notes (Cost $404,955,593)		414,854,645
	Shares	Value ($)
Open-End Investment Company 0.9%
BlackRock MuniFund, 0.02% *** (Cost $3,475,331)	3,475,331	3,475,331
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $408,430,924) †	100.7	418,329,976
Other Assets and Liabilities, Net	(0.7)	(2,786,959)

Net Assets	100.0	415,543,017

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of July 31, 2015.
**	Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of July 31, 2015.
***	Current yield; not a coupon rate.
†	The cost for federal income tax purposes was $408,430,924. At July 31, 2015, net unrealized appreciation for all securities based on tax cost was $9,899,052. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $10,535,300 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $636,248.

AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
FGIC: Financial Guaranty Insurance Co.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.
SPA: Standby Bond Purchase Agreement
(a) See Investment Portfolio for additional detailed categorizations.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities

The following is a summary of the inputs used as of July 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds and Notes (a)	$—	$414,854,645	$—	$414,854,6455
Open-End Investment Company	3,475,331	—	—	3,475,3311
Total	$3,475,331	$414,854,645	$—	$418,329,9766

There have been no transfers between fair value measurement levels during the period ended July 31, 2015.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Short-Term Municipal Bond Fund, a series of Deutsche Municipal Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 22, 2015